Inventory (Tables)	9 Months Ended
Sep. 30, 2016
Inventory [Abstract]
Summary of Inventories
	September 30, 2016 (unaudited)	December 31, 2015
Raw material and spare parts	$1,003,000	$724,000
Work-in-progress	1,535,000	23,000
Total	$2,538,000	$747,000